AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 21, 2006
                                                 REGISTRATION FILE NO. 333-56969
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ---------------

                                    FORM S-6
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                              OF SECURITIES OF UNIT
                   INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                ---------------

                         POST-EFFECTIVE AMENDMENT NO. 15        [X]

                              MONY AMERICA VARIABLE
                                    ACCOUNT L
                              (EXACT NAME OF TRUST)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)


              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                  William Evers
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)

        |_|  immediately upon filing pursuant to paragraph (b) of Rule 485.

        |X|  on August 25, 2006 pursuant to paragraph (b) of Rule 485.

        |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

        |_|  on              pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      TITLE OF SECURITIES BEING REGISTERED: Units of interest in Separate Account under flexible premium variable universal life insurance policies.

================================================================================

                                      NOTE

     This Post Effective Amendment No. 15 ("PEA") to the Form S-6 Registration Statement No. 333-56969 ("Registration Statement") of MONY Life Insurance Company of America ("MONY America") and its Variable Account L is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement to the Prospectus. The PEA does not amend or delete the currently effective Prospectus, or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein.

SUPPLEMENT DATED AUGUST 25, 2006 TO
PROSPECTUSES DATED MAY 1, 2006 FOR

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER
CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

ISSUED BY:

MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses, Supplements to the Prospectuses and Statements of Additional Information dated May 1, 2006 as previously supplemented (together the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the Operations Center referenced in your Prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. The Portfolios discussed below are not available in all policies. As applicable to your policy, please note the following changes:


A. PORTFOLIO SUBSTITUTIONS -- COMBINATION OF CERTAIN VARIABLE INVESTMENT
OPTIONS

On or about November 3, 2006, subject to regulatory approval, interests in certain variable investment options (the "surviving options") will replace interests in current variable investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the adviser (and sub-adviser, as applicable) for each surviving option. We will move the assets from each replaced option into the applicable surviving option at relative net asset value. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. You may transfer your account value among the investment options, as usual. Any transfer fees that otherwise would apply will be waived on transfers out of either Portfolio that you make within 30 days before or after the substitution. These transfers also will not count against the limit (if any) on the number of transfers permitted under your policy. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by policy owners or agents of policy owners as more fully described in "Transfers" under "Disruptive transfer activity." Any policy value remaining in a replaced option on the substitution date will be transferred to the corresponding surviving option. Please contact the Operations Center referenced in your Prospectus for more information about these options and for information on how to transfer your policy value.

--------------------------------------------------------------------------------
Trust                               Trust/Share Class
Replaced (Current) Portfolio        Surviving/New Portfolio
--------------------------------------------------------------------------------
                                    AXA Premier VIP Trust--
                                    Class A
--------------------------------------------------------------------------------
Lord Abbett Series Fund             AXA Premier VIP High Yield
Bond Debenture Portfolio
(Class VC)
--------------------------------------------------------------------------------
                                    EQ Advisors Trust--Class IA
--------------------------------------------------------------------------------
The Dreyfus Socially Responsible    EQ/Calvert Socially Responsible
Growth Fund, Inc. (Initial Class)
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund    EQ/Mercury International Value
International Value Portfolio
(Initial Class)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Trust                                                                   Adviser (and Sub-adviser, as
Replaced (Current) Portfolio         Objective                          applicable)
-------------------------------------------------------------------------------------------------------
                                    AXA Premier VIP Trust--
                                    Class A
-------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund             High total return through a         o Pacific Investment Management
Bond Debenture Portfolio            combination of current income         Company LLC
(Class VC)                          and capital appreciation.
                                                                        o Post Advisory Group, LLC
-------------------------------------------------------------------------------------------------------
                                    EQ Advisors Trust--Class IA
-------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible    Seeks long-term capital             o Calvert Asset Management
Growth Fund, Inc. (Initial Class)   appreciation.                         Company, Inc.
                                                                        o Bridgeway Capital Management
                                                                          Inc.
-------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund    Seeks to provide current income     o BlackRock Investment
International Value Portfolio       and long-term growth of income,       Management International
(Initial Class)                     accompanied by growth of capital.     Limited
                                                                          (See Item B below)
-------------------------------------------------------------------------------------------------------

NB/IF (SAR)                                              Catalog # 136834 (7/06)
                                                                          x01383
MNYMLA Supp 906B (9/06)
MNYMLA Supp 906C (9/06)

--------------------------------------------------------------------------------
Trust                               Trust/Share Class
Replaced (Current) Portfolio        Surviving/New Portfolio
--------------------------------------------------------------------------------
                                    EQ Advisors Trust--Class IA
--------------------------------------------------------------------------------
Lord Abbett Series Fund             EQ/Lord Abbett Growth and
Growth and Income Portfolio         Income
(Class VC)
--------------------------------------------------------------------------------
Lord Abbett Series Fund             EQ/Lord Abbett Mid Cap Value
Mid-Cap Value Portfolio (Class VC)
--------------------------------------------------------------------------------
Old Mutual Insurance Series Fund    EQ/FI Mid Cap
Old Mutual Mid-Cap Portfolio
--------------------------------------------------------------------------------
PIMCO Variable Insurance Trust      EQ/JPMorgan Core Bond
Real Return Portfolio
(Administrative Class)
--------------------------------------------------------------------------------
T. Rowe Price International         EQ/AllianceBernstein
Series, Inc.                        International(1)
T.Rowe Price International Stock
Portfolio
--------------------------------------------------------------------------------
T. Rowe Price Fixed Income          EQ/Short Duration Bond
Series, Inc.
T.Rowe Price Limited - Term Bond
Portfolio
--------------------------------------------------------------------------------
T. Rowe Price Fixed Income          EQ/Money Market
Series, Inc.
T. Rowe Price Prime Reserve
Portfolio
--------------------------------------------------------------------------------
The Universal Institutional         EQ/Van Kampen Emerging
Funds, Inc.                         Markets Equity
Emerging Markets Equity Portfolio
(Class I)
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
Trust                                                                    Adviser (and Sub-adviser, as
Replaced (Current) Portfolio         Objective                           applicable)
-----------------------------------------------------------------------------------------------------------
                                    EQ Advisors Trust--Class IA
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund             Seeks capital appreciation and       o Lord, Abbett & Co., LLC
Growth and Income Portfolio         growth of income without
(Class VC)                          excessive fluctuation in market
                                    value.
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund             Capital appreciation.                o Lord, Abbett & Co., LLC
Mid-Cap Value Portfolio (Class VC)
-----------------------------------------------------------------------------------------------------------
Old Mutual Insurance Series Fund    Seeks long-term growth of capital.   o Fidelity Management & Research
Old Mutual Mid-Cap Portfolio                                               Company
-----------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust      Seeks to provide a high total        o J.P. Morgan Investment
Real Return Portfolio               return consistent with moderate        Management Inc.
(Administrative Class)              risk to capital and maintenance of
                                    liquidity.
-----------------------------------------------------------------------------------------------------------
T. Rowe Price International         Seeks to achieve long-term growth    o AllianceBernstein L.P.
Series, Inc.                        of capital.
T.Rowe Price International Stock
Portfolio
-----------------------------------------------------------------------------------------------------------
T. Rowe Price Fixed Income          Seeks current income with reduced    o BlackRock Financial
Series, Inc.                        volatility of principal.               Management, Inc.
T.Rowe Price Limited - Term Bond                                           (See Item B below)
Portfolio
-----------------------------------------------------------------------------------------------------------
T. Rowe Price Fixed Income          Seeks to obtain a high level of      o The Dreyfus Corporation
Series, Inc.                        current income, preserve its assets
T.Rowe Price Prime Reserve          and maintain liquidity.
Portfolio
-----------------------------------------------------------------------------------------------------------
The Universal Institutional         Seeks long-term capital              o Morgan Stanley Investment
Funds, Inc.                         appreciation.                          Management, Inc.
Emerging Markets Equity Portfolio
(Class I)
-----------------------------------------------------------------------------------------------------------

(1) This Portfolio information reflects the Portfolio's name change. The Portfolio's current name, EQ/Alliance International, will remain in effect until September 18, 2006.

B. PORTFOLIO ADVISER (AND SUB-ADVISER, AS APPLICABLE) CHANGES

Effective on or about October 1, 2006, the following adviser changes will occur: BlackRock Investment Management LLC will replace Mercury Advisors as sub-adviser to the EQ/Mercury Basic Value Equity Portfolio, BlackRock Investment Management International Limited will replace Merrill Lynch Investment Managers International Limited as sub-adviser to the EQ/Mercury International Value Portfolio and BlackRock Financial Management, Inc. will replace Mercury Advisors as sub-adviser to the EQ/Government Securities, EQ/Long Term Bond and EQ/Short Duration Bond Portfolios. Also, effective on or about August 25, 2006, subject to regulatory approval, Standish Mellon Asset Management Company LLC ("Standish") will replace Mercury Advisors as sub-adviser to the EQ/Intermediate Term Bond Portfolio. Accordingly, all references to their respective corresponding subaccounts in the Prospectuses are also changed. AXA Equitable will continue to serve as the Portfolios' investment manager.


C. PORTFOLIO NAME CHANGE

Effective August 25, 2006 the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding subaccounts in the Prospectuses are also changed. AXA Equitable will continue to serve as the Portfolios' investment manager.

--------------------------------------------------------------------------------
Current Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
EQ Advisors Trust                      EQ Advisors Trust
--------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth   EQ/Small Company Growth
--------------------------------------------------------------------------------
EQ/Intermediate Term Bond              EQ/Bond Index
--------------------------------------------------------------------------------

D. PORTFOLIO OPERATING EXPENSES

Under "Annual Portfolio Operating Expenses for the Year Ended December 31, 2005," please note the following expenses for the Surviving/New Portfolios (as described above under Item "A"):

--------------------------------------------------------------------------------------------
                                                           Distribution
                                                           and Service
                                             Management      (12b-1)        Other
                                                Fees           Fees       Expenses*
--------------------------------------------------------------------------------------------
AXA Premier VIP Trust -- Class A Shares
--------------------------------------------------------------------------------------------
AXA Premier VIP High Yield Portfolio              0.58%         --              0.18%
--------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------
EQ/AllianceBernstein International Portfolio ***  0.72%         --              0.21%
EQ/Calvert Socially Responsible Portfolio         0.65%         --              0.27%
EQ/FI Mid Cap Portfolio                           0.69%         --              0.14%
EQ/JP Morgan Core Bond Portfolio                  0.44%         --              0.13%
EQ/Lord Abbett Growth and Income Portfolio        0.65%         --              0.93%
EQ/Lord Abbett Mid Cap Value Portfolio            0.70%         --              0.40%
EQ/Mercury International Value Portfolio          0.85%         --              0.23%
EQ/Money Market Portfolio                         0.34%         --              0.13%
EQ/Short Duration Bond Portfolio                  0.44%         --              0.14%
EQ/Van Kampen Emerging Markets Equity Portfolio   1.15%         --              0.48%
--------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                                                           Net Total
                                                                            Fee Waivers     Annual
                                               Underlying                     and/or       Expenses
                                               Portfolio     Gross Total      Expense        After
                                                Fees and       Annual       Reimburse-      Expense
                                                Expenses      Expenses        ments**     Limitations
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust -- Class A Shares
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield Portfolio              --            0.76%             --          0.76%
-----------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
-----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International Portfolio ***  --            0.93%          (0.08)%        0.85%
EQ/Calvert Socially Responsible Portfolio         --            0.92%          (0.12)%        0.80%
EQ/FI Mid Cap Portfolio                           --            0.83%          (0.08)%        0.75%
EQ/JP Morgan Core Bond Portfolio                  --            0.57%           0.00%         0.57%
EQ/Lord Abbett Growth and Income Portfolio        --            1.58%          (0.83)%        0.75%
EQ/Lord Abbett Mid Cap Value Portfolio            --            1.10%          (0.30)%        0.80%
EQ/Mercury International Value Portfolio          --            1.08%          (0.08)%        1.00%
EQ/Money Market Portfolio                         --            0.47%             --          0.47%
EQ/Short Duration Bond Portfolio                  --            0.58%           0.00%         0.58%
EQ/Van Kampen Emerging Markets Equity Portfolio   --            1.63%          (0.08)%        1.55%
-----------------------------------------------------------------------------------------------------------

* Expenses of each portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.

*** This reflects, subject to regulatory approval, the option's anticipated name change. The option's current name, EQ/Alliance International, will remain in effect until on or about September 18, 2006.


E. NEW TAX INFORMATION

In "Tax considerations," the section entitled "Business uses of Policy" is deleted in its entirety and replaced with the following:


BUSINESS AND EMPLOYER OWNED POLICIES

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor. The rules for employer owned and business owned policies are not limited to policies owned by corporations and can include, for example, policies owned by partnerships, limited liability companies (LLCs) and sole proprietorships. Also, attention should be given to the rules discussed below, as well as to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS FOR EMPLOYER OWNED LIFE INSURANCE. Pending federal tax legislation expected to be enacted at the time this information was prepared imposes additional new requirements for employer owned life insurance policies. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the employer being includible in the employer's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or before any material change to an existing life insurance policy which is treated as the issuance of a new policy under the law.

The new rules generally apply to life insurance policies issued after the date of enactment of the legislation. Note, however, that material increases in death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception is also expected for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, through "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under the Securities Act of 1933 and have duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 21st day of August, 2006.



                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ William Evers
                                     ---------------------
                                  William Evers
                                  Vice President and Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Depositor, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 21st day of August, 2006.




                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ William Evers
                                   ---------------------------------
                                   William Evers
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America



         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Joseph H. Moglia
Christopher M. Condron      James F. Higgins              Peter J. Tobin
Henri de Castries           W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne               Scott D. Miller





*By: /s/ William Evers
     ------------------------
         William Evers
         Attorney-in-Fact

August 21, 2006